Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligations
Asset Retirement Obligations

(11) Asset Retirement Obligations

Asset retirement obligations consist primarily of costs to deinstall the Company's ATMs and restore the ATM sites to their original condition, which are estimated based on current market rates. In most cases, the Company is contractually required to perform this deinstallation and in some cases, site restoration work. For each group of similar ATM type, the Company has recognized the estimated fair value of the asset retirement obligation as a liability on its balance sheet and capitalized that cost as part of the cost basis of the related asset. The related assets are depreciated on a straight-line basis over five years, which is the estimated average time period that an ATM is installed in a location before being deinstalled, and the related liabilities are accreted to their full value over the same period of time. During the year ended December 31, 2015, the Company revised certain estimated future liabilities to account for recent cost estimate changes, minor changes in practices for administering deinstall costs, and actual experience. The changes in estimated future costs were recorded as a reduction in the carrying amount of the remaining unamortized asset and will primarily reduce the Company’s depreciation and accretion expense amounts prospectively. Where there was no net book value of related assets remaining, the Company reduced its depreciation and accretion expense by approximately $1.4 million in 2015 related to this change in estimate.

The following table is a summary of the changes in the Company’s asset retirement obligation liability for the years ended December 31, 2015 and 2014:

	2015	2014
	(In thousands)
Asset retirement obligation as of beginning of the period	$55,136	$63,831
Additional obligations	7,660	8,373
Estimated obligations assumed in acquisition	—	6,097
Purchase price adjustment	—	(6,653)
Accretion expense	2,210	2,559
Change in estimates	(4,878)	(13,534)
Payments	(3,499)	(3,702)
Foreign currency translation adjustments	(1,902)	(1,835)
Total asset retirement obligation at end of period	54,727	55,136
Less: current portion	3,042	3,097
Asset retirement obligation, excluding current portion	$51,685	$52,039

See Note 16. Fair Value Measurements for additional disclosures on the Company's asset retirement obligations with respect to its fair value measurements.